Other disclosures - Contractual maturities of remainder of assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017
ASSETS
Financial assets held for trading	€ 108,230	€ 92,879	[1]	€ 125,618	€ 125,458
Financial assets designated at fair value through profit or loss	62,069	57,460	[1]	42,075	34,782
Non-trading financial assets mandatorily at fair value through profit or loss	4,911	10,730	[1]	4,987
Investments in equity instruments designated at fair value through other comprehensive income	2,863	2,671			4,790
Hedging derivatives, Assets	7,216	8,607	[1]		8,537
Accumulated amount of fair value adjustments on the hedged item - Assets	1,702	1,088	[1]		1,287
TOTAL FINANCIAL ASSETS	186,991	173,435			174,854
Liabilities
Financial liabilities held for trading	77,139	70,343	[1]	107,634	107,624
Financial liabilities designated at fair value through profit or loss	60,995	68,058	[1]	59,616	59,616
Hedging derivatives, Liabilities	6,048	6,363	[1]	8,034	8,044
Changes in the fair value of hedged items in portfolio hedges of interest rate risk, Liabilities	269	303	[1]	330	330
TOTAL LIABILITIES	144,451	145,067			175,614
1 month
ASSETS
Financial assets held for trading	4,864	4,512			11,147
Financial assets designated at fair value through profit or loss	24,110	21,598			9,998
Non-trading financial assets mandatorily at fair value through profit or loss	272	3,215
Investments in equity instruments designated at fair value through other comprehensive income	0	0			0
Hedging derivatives, Assets	807	609			255
Accumulated amount of fair value adjustments on the hedged item - Assets	267	106			57
TOTAL FINANCIAL ASSETS	30,320	30,040			21,457
Liabilities
Financial liabilities held for trading	10,851	10,473			38,976
Financial liabilities designated at fair value through profit or loss	21,929	29,574			30,152
Hedging derivatives, Liabilities	1,997	485			40
Changes in the fair value of hedged items in portfolio hedges of interest rate risk, Liabilities	3	3			0
TOTAL LIABILITIES	34,780	40,535			69,168
1 to 3 months
ASSETS
Financial assets held for trading	3,522	3,564			5,887
Financial assets designated at fair value through profit or loss	13,167	13,045			4,485
Non-trading financial assets mandatorily at fair value through profit or loss	0	346
Investments in equity instruments designated at fair value through other comprehensive income	0	0			0
Hedging derivatives, Assets	86	166			162
Accumulated amount of fair value adjustments on the hedged item - Assets	1	7			6
TOTAL FINANCIAL ASSETS	16,776	17,128			10,540
Liabilities
Financial liabilities held for trading	3,427	3,351			4,073
Financial liabilities designated at fair value through profit or loss	2,259	7,017			5,166
Hedging derivatives, Liabilities	337	144			79
Changes in the fair value of hedged items in portfolio hedges of interest rate risk, Liabilities	6	5			0
TOTAL LIABILITIES	6,029	10,517			9,318
3 to 12 months
ASSETS
Financial assets held for trading	19,740	6,793			21,896
Financial assets designated at fair value through profit or loss	7,602	5,625			5,032
Non-trading financial assets mandatorily at fair value through profit or loss	4	17
Investments in equity instruments designated at fair value through other comprehensive income	0	0			0
Hedging derivatives, Assets	601	474			519
Accumulated amount of fair value adjustments on the hedged item - Assets	24	20			33
TOTAL FINANCIAL ASSETS	27,971	12,929			27,480
Liabilities
Financial liabilities held for trading	7,130	1,104			7,177
Financial liabilities designated at fair value through profit or loss	5,307	864			1,635
Hedging derivatives, Liabilities	848	321			180
Changes in the fair value of hedged items in portfolio hedges of interest rate risk, Liabilities	26	23			2
TOTAL LIABILITIES	13,311	2,312			8,990
1 to 3 years
ASSETS
Financial assets held for trading	21,603	22,084			24,178
Financial assets designated at fair value through profit or loss	5,175	5,215			3,402
Non-trading financial assets mandatorily at fair value through profit or loss	11	125
Investments in equity instruments designated at fair value through other comprehensive income	0	0			0
Hedging derivatives, Assets	1,646	2,167			1,113
Accumulated amount of fair value adjustments on the hedged item - Assets	112	28			151
TOTAL FINANCIAL ASSETS	28,547	29,619			28,844
Liabilities
Financial liabilities held for trading	17,244	16,123			17,913
Financial liabilities designated at fair value through profit or loss	3,565	1,497			1,251
Hedging derivatives, Liabilities	678	362			493
Changes in the fair value of hedged items in portfolio hedges of interest rate risk, Liabilities	53	64			1
TOTAL LIABILITIES	21,540	18,046			19,656
3 to 5 years
ASSETS
Financial assets held for trading	18,083	19,350			19,563
Financial assets designated at fair value through profit or loss	3,878	4,065			3,922
Non-trading financial assets mandatorily at fair value through profit or loss	117	2
Investments in equity instruments designated at fair value through other comprehensive income	0	0			0
Hedging derivatives, Assets	904	957			1,583
Accumulated amount of fair value adjustments on the hedged item - Assets	265	59			59
TOTAL FINANCIAL ASSETS	23,247	24,433			25,127
Liabilities
Financial liabilities held for trading	16,905	16,457			16,989
Financial liabilities designated at fair value through profit or loss	1,450	999			1,120
Hedging derivatives, Liabilities	528	651			677
Changes in the fair value of hedged items in portfolio hedges of interest rate risk, Liabilities	59	60			31
TOTAL LIABILITIES	18,942	18,167			18,817
More than five years
ASSETS
Financial assets held for trading	40,418	36,576			42,787
Financial assets designated at fair value through profit or loss	8,137	7,912			7,943
Non-trading financial assets mandatorily at fair value through profit or loss	4,507	7,025
Investments in equity instruments designated at fair value through other comprehensive income	2,863	2,671			4,790
Hedging derivatives, Assets	3,172	4,234			4,905
Accumulated amount of fair value adjustments on the hedged item - Assets	1,033	868			981
TOTAL FINANCIAL ASSETS	60,130	59,286			61,406
Liabilities
Financial liabilities held for trading	21,582	22,835			22,496
Financial liabilities designated at fair value through profit or loss	26,485	28,107			20,292
Hedging derivatives, Liabilities	1,660	4,400			6,575
Changes in the fair value of hedged items in portfolio hedges of interest rate risk, Liabilities	122	148			302
TOTAL LIABILITIES	49,849	55,490			49,665
Derivatives
Liabilities
Financial liabilities held for trading	63,016	55,341	[1]	57,902	57,892
Derivatives | 1 month
Liabilities
Financial liabilities held for trading	2,672	2,897			3,698
Derivatives | 1 to 3 months
Liabilities
Financial liabilities held for trading	1,973	2,874			2,070
Derivatives | 3 to 12 months
Liabilities
Financial liabilities held for trading	6,591	822			5,951
Derivatives | 1 to 3 years
Liabilities
Financial liabilities held for trading	16,965	14,323			15,634
Derivatives | 3 to 5 years
Liabilities
Financial liabilities held for trading	16,023	14,956			14,897
Derivatives | More than five years
Liabilities
Financial liabilities held for trading	18,792	19,469			15,642
Short positions
Liabilities
Financial liabilities held for trading	14,123	15,002	[1]	20,979	20,979
Short positions | 1 month
Liabilities
Financial liabilities held for trading	8,179	7,576			8,060
Short positions | 1 to 3 months
Liabilities
Financial liabilities held for trading	1,454	477			468
Short positions | 3 to 12 months
Liabilities
Financial liabilities held for trading	539	282			1,226
Short positions | 1 to 3 years
Liabilities
Financial liabilities held for trading	279	1,800			2,279
Short positions | 3 to 5 years
Liabilities
Financial liabilities held for trading	882	1,501			2,092
Short positions | More than five years
Liabilities
Financial liabilities held for trading	2,790	3,366			6,854
Deposits
Liabilities
Financial liabilities held for trading	0	0	[1]	28,753	28,753
Financial liabilities designated at fair value through profit or loss	57,111	65,304	[1]	55,971	55,971
Deposits | 1 month
Liabilities
Financial liabilities held for trading	0	0			27,218
Financial liabilities designated at fair value through profit or loss	21,904	29,522			30,083
Deposits | 1 to 3 months
Liabilities
Financial liabilities held for trading	0	0			1,535
Financial liabilities designated at fair value through profit or loss	2,225	6,947			4,730
Deposits | 3 to 12 months
Liabilities
Financial liabilities held for trading	0	0			0
Financial liabilities designated at fair value through profit or loss	4,909	627			1,065
Deposits | 1 to 3 years
Liabilities
Financial liabilities held for trading	0	0			0
Financial liabilities designated at fair value through profit or loss	2,429	531			191
Deposits | 3 to 5 years
Liabilities
Financial liabilities held for trading	0	0			0
Financial liabilities designated at fair value through profit or loss	780	455			425
Deposits | More than five years
Liabilities
Financial liabilities held for trading	0	0			0
Financial liabilities designated at fair value through profit or loss	24,864	27,222			19,477
Deposits - Central banks
Liabilities
Financial liabilities held for trading	0	0	[1]		282
Financial liabilities designated at fair value through profit or loss	12,854	14,816	[1]		8,860
Deposits - Central banks | 1 month
Liabilities
Financial liabilities held for trading	0	0			282
Financial liabilities designated at fair value through profit or loss	8,831	9,804			6,038
Deposits - Central banks | 1 to 3 months
Liabilities
Financial liabilities held for trading	0	0			0
Financial liabilities designated at fair value through profit or loss	1,228	4,940			2,077
Deposits - Central banks | 3 to 12 months
Liabilities
Financial liabilities held for trading	0	0			0
Financial liabilities designated at fair value through profit or loss	2,795	72			745
Deposits - Central banks | 1 to 3 years
Liabilities
Financial liabilities held for trading	0	0			0
Financial liabilities designated at fair value through profit or loss	0	0			0
Deposits - Central banks | 3 to 5 years
Liabilities
Financial liabilities held for trading	0	0			0
Financial liabilities designated at fair value through profit or loss	0	0			0
Deposits - Central banks | More than five years
Liabilities
Financial liabilities held for trading	0	0			0
Financial liabilities designated at fair value through profit or loss	0	0			0
Deposits - Credit institutions
Liabilities
Financial liabilities held for trading	0	0	[1]		292
Financial liabilities designated at fair value through profit or loss	9,340	10,891	[1]		18,166
Deposits - Credit institutions | 1 month
Liabilities
Financial liabilities held for trading	0	0			292
Financial liabilities designated at fair value through profit or loss	4,133	8,809			16,521
Deposits - Credit institutions | 1 to 3 months
Liabilities
Financial liabilities held for trading	0	0			0
Financial liabilities designated at fair value through profit or loss	521	949			1,485
Deposits - Credit institutions | 3 to 12 months
Liabilities
Financial liabilities held for trading	0	0			0
Financial liabilities designated at fair value through profit or loss	1,857	271			63
Deposits - Credit institutions | 1 to 3 years
Liabilities
Financial liabilities held for trading	0	0			0
Financial liabilities designated at fair value through profit or loss	2,132	188			0
Deposits - Credit institutions | 3 to 5 years
Liabilities
Financial liabilities held for trading	0	0			0
Financial liabilities designated at fair value through profit or loss	11	229			97
Deposits - Credit institutions | More than five years
Liabilities
Financial liabilities held for trading	0	0			0
Financial liabilities designated at fair value through profit or loss	686	445			0
Deposits - Customers
Liabilities
Financial liabilities held for trading	0	0	[1]		28,179
Financial liabilities designated at fair value through profit or loss	34,917	39,597	[1]		28,945
Deposits - Customers | 1 month
Liabilities
Financial liabilities held for trading	0	0			26,644
Financial liabilities designated at fair value through profit or loss	8,940	10,909			7,524
Deposits - Customers | 1 to 3 months
Liabilities
Financial liabilities held for trading	0	0			1,535
Financial liabilities designated at fair value through profit or loss	476	1,058			1,168
Deposits - Customers | 3 to 12 months
Liabilities
Financial liabilities held for trading	0	0			0
Financial liabilities designated at fair value through profit or loss	257	284			257
Deposits - Customers | 1 to 3 years
Liabilities
Financial liabilities held for trading	0	0			0
Financial liabilities designated at fair value through profit or loss	297	343			191
Deposits - Customers | 3 to 5 years
Liabilities
Financial liabilities held for trading	0	0			0
Financial liabilities designated at fair value through profit or loss	769	226			328
Deposits - Customers | More than five years
Liabilities
Financial liabilities held for trading	0	0			0
Financial liabilities designated at fair value through profit or loss	24,178	26,777			19,477
Marketable debt securities
Liabilities
Financial liabilities held for trading	0	0	[1]	0	0
Financial liabilities designated at fair value through profit or loss	3,758	2,305	[1]	3,056	3,056
Marketable debt securities | 1 month
Liabilities
Financial liabilities held for trading	0	0			0
Financial liabilities designated at fair value through profit or loss	14	13			69
Marketable debt securities | 1 to 3 months
Liabilities
Financial liabilities held for trading	0	0			0
Financial liabilities designated at fair value through profit or loss	34	70			436
Marketable debt securities | 3 to 12 months
Liabilities
Financial liabilities held for trading	0	0			0
Financial liabilities designated at fair value through profit or loss	398	237			570
Marketable debt securities | 1 to 3 years
Liabilities
Financial liabilities held for trading	0	0			0
Financial liabilities designated at fair value through profit or loss	1,021	556			471
Marketable debt securities | 3 to 5 years
Liabilities
Financial liabilities held for trading	0	0			0
Financial liabilities designated at fair value through profit or loss	670	544			695
Marketable debt securities | More than five years
Liabilities
Financial liabilities held for trading	0	0			0
Financial liabilities designated at fair value through profit or loss	1,621	885			815
Other financial liabilities
Liabilities
Financial liabilities held for trading	0	0	[1]	0	0
Financial liabilities designated at fair value through profit or loss	126	449	[1]	589	589
Other financial liabilities | 1 month
Liabilities
Financial liabilities held for trading	0	0			0
Financial liabilities designated at fair value through profit or loss	11	39			0
Other financial liabilities | 1 to 3 months
Liabilities
Financial liabilities held for trading	0	0			0
Financial liabilities designated at fair value through profit or loss	0	0			0
Other financial liabilities | 3 to 12 months
Liabilities
Financial liabilities held for trading	0	0			0
Financial liabilities designated at fair value through profit or loss	0	0			0
Other financial liabilities | 1 to 3 years
Liabilities
Financial liabilities held for trading	0	0			0
Financial liabilities designated at fair value through profit or loss	115	410			589
Other financial liabilities | 3 to 5 years
Liabilities
Financial liabilities held for trading	0	0			0
Financial liabilities designated at fair value through profit or loss	0	0			0
Other financial liabilities | More than five years
Liabilities
Financial liabilities held for trading	0	0			0
Financial liabilities designated at fair value through profit or loss	0	0			0
Derivatives
ASSETS
Financial assets held for trading	63,397	55,939	[1]	57,243	57,243
Derivatives | 1 month
ASSETS
Financial assets held for trading	3,329	2,691			4,026
Derivatives | 1 to 3 months
ASSETS
Financial assets held for trading	2,233	3,165			1,691
Derivatives | 3 to 12 months
ASSETS
Financial assets held for trading	6,552	899			5,352
Derivatives | 1 to 3 years
ASSETS
Financial assets held for trading	15,855	15,189			17,233
Derivatives | 3 to 5 years
ASSETS
Financial assets held for trading	14,925	14,098			14,895
Derivatives | More than five years
ASSETS
Financial assets held for trading	20,503	19,897			14,046
Equity instruments
ASSETS
Financial assets held for trading	12,437	8,938	[1]	21,353	21,353
Financial assets designated at fair value through profit or loss					933
Non-trading financial assets mandatorily at fair value through profit or loss	3,350	3,260	[1]	2,584
Investments in equity instruments designated at fair value through other comprehensive income	2,863	2,671			4,790
Equity instruments | 1 month
ASSETS
Financial assets held for trading	0	0			0
Financial assets designated at fair value through profit or loss					0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Investments in equity instruments designated at fair value through other comprehensive income	0	0			0
Equity instruments | 1 to 3 months
ASSETS
Financial assets held for trading	0	0			0
Financial assets designated at fair value through profit or loss					0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Investments in equity instruments designated at fair value through other comprehensive income	0	0			0
Equity instruments | 3 to 12 months
ASSETS
Financial assets held for trading	0	0			0
Financial assets designated at fair value through profit or loss					0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Investments in equity instruments designated at fair value through other comprehensive income	0	0			0
Equity instruments | 1 to 3 years
ASSETS
Financial assets held for trading	0	0			0
Financial assets designated at fair value through profit or loss					0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Investments in equity instruments designated at fair value through other comprehensive income	0	0			0
Equity instruments | 3 to 5 years
ASSETS
Financial assets held for trading	0	0			0
Financial assets designated at fair value through profit or loss					0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Investments in equity instruments designated at fair value through other comprehensive income	0	0			0
Equity instruments | More than five years
ASSETS
Financial assets held for trading	12,437	8,938			21,353
Financial assets designated at fair value through profit or loss					933
Non-trading financial assets mandatorily at fair value through profit or loss	3,350	3,260
Investments in equity instruments designated at fair value through other comprehensive income	2,863	2,671			4,790
Debt instruments
ASSETS
Financial assets held for trading	32,041	27,800	[1]	36,554	36,351
Financial assets designated at fair value through profit or loss	3,186	3,222	[1]	3,286	3,485
Non-trading financial assets mandatorily at fair value through profit or loss	1,175	5,587	[1]	1,792
Debt instruments | 1 month
ASSETS
Financial assets held for trading	1,531	1,821			4,253
Financial assets designated at fair value through profit or loss	457	604			19
Non-trading financial assets mandatorily at fair value through profit or loss	0	1,876
Debt instruments | 1 to 3 months
ASSETS
Financial assets held for trading	1,289	399			1,706
Financial assets designated at fair value through profit or loss	10	7			120
Non-trading financial assets mandatorily at fair value through profit or loss	0	20
Debt instruments | 3 to 12 months
ASSETS
Financial assets held for trading	13,188	5,894			11,850
Financial assets designated at fair value through profit or loss	81	304			850
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Debt instruments | 1 to 3 years
ASSETS
Financial assets held for trading	5,748	6,895			6,529
Financial assets designated at fair value through profit or loss	652	727			667
Non-trading financial assets mandatorily at fair value through profit or loss	11	0
Debt instruments | 3 to 5 years
ASSETS
Financial assets held for trading	3,141	5,252			4,662
Financial assets designated at fair value through profit or loss	381	348			579
Non-trading financial assets mandatorily at fair value through profit or loss	117	2
Debt instruments | More than five years
ASSETS
Financial assets held for trading	7,144	7,539			7,351
Financial assets designated at fair value through profit or loss	1,605	1,232			1,250
Non-trading financial assets mandatorily at fair value through profit or loss	1,047	3,689
Loans and advances
ASSETS
Financial assets held for trading	355	202	[1]	10,468	10,511
Financial assets designated at fair value through profit or loss	58,883	54,238	[1]	38,789	30,364
Non-trading financial assets mandatorily at fair value through profit or loss	386	1,883	[1]	€ 611
Loans and advances | 1 month
ASSETS
Financial assets held for trading	4	0			2,868
Financial assets designated at fair value through profit or loss	23,653	20,994			9,979
Non-trading financial assets mandatorily at fair value through profit or loss	272	1,339
Loans and advances | 1 to 3 months
ASSETS
Financial assets held for trading	0	0			2,490
Financial assets designated at fair value through profit or loss	13,157	13,038			4,365
Non-trading financial assets mandatorily at fair value through profit or loss	0	326
Loans and advances | 3 to 12 months
ASSETS
Financial assets held for trading	0	0			4,694
Financial assets designated at fair value through profit or loss	7,521	5,321			4,182
Non-trading financial assets mandatorily at fair value through profit or loss	4	17
Loans and advances | 1 to 3 years
ASSETS
Financial assets held for trading	0	0			416
Financial assets designated at fair value through profit or loss	4,523	4,488			2,735
Non-trading financial assets mandatorily at fair value through profit or loss	0	125
Loans and advances | 3 to 5 years
ASSETS
Financial assets held for trading	17	0			6
Financial assets designated at fair value through profit or loss	3,497	3,717			3,343
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Loans and advances | More than five years
ASSETS
Financial assets held for trading	334	202			37
Financial assets designated at fair value through profit or loss	6,532	6,680			5,760
Non-trading financial assets mandatorily at fair value through profit or loss	110	76
Loans and advances - Central banks
ASSETS
Financial assets held for trading	0	0	[1]		0
Financial assets designated at fair value through profit or loss	6,473	9,226	[1]		0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	[1]
Loans and advances - Central banks | 1 month
ASSETS
Financial assets designated at fair value through profit or loss	1,744	1,211			0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Loans and advances - Central banks | 1 to 3 months
ASSETS
Financial assets designated at fair value through profit or loss	4,729	5,433			0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Loans and advances - Central banks | 3 to 12 months
ASSETS
Financial assets designated at fair value through profit or loss	0	2,582			0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Loans and advances - Central banks | 1 to 3 years
ASSETS
Financial assets designated at fair value through profit or loss	0	0			0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Loans and advances - Central banks | 3 to 5 years
ASSETS
Financial assets designated at fair value through profit or loss	0	0			0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Loans and advances - Central banks | More than five years
ASSETS
Financial assets designated at fair value through profit or loss	0	0			0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Loans and advances - Credit institutions
ASSETS
Financial assets held for trading	0	0	[1]		1,696
Financial assets designated at fair value through profit or loss	21,649	23,097	[1]		9,889
Non-trading financial assets mandatorily at fair value through profit or loss	0	2	[1]
Loans and advances - Credit institutions | 1 month
ASSETS
Financial assets held for trading	0	0			1,216
Financial assets designated at fair value through profit or loss	13,186	14,587			7,341
Non-trading financial assets mandatorily at fair value through profit or loss	0	2
Loans and advances - Credit institutions | 1 to 3 months
ASSETS
Financial assets held for trading	0	0			1
Financial assets designated at fair value through profit or loss	4,946	4,131			2,020
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Loans and advances - Credit institutions | 3 to 12 months
ASSETS
Financial assets held for trading	0	0			63
Financial assets designated at fair value through profit or loss	1,534	778			183
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Loans and advances - Credit institutions | 1 to 3 years
ASSETS
Financial assets held for trading	0	0			416
Financial assets designated at fair value through profit or loss	1,015	1,327			32
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Loans and advances - Credit institutions | 3 to 5 years
ASSETS
Financial assets held for trading	0	0			0
Financial assets designated at fair value through profit or loss	9	579			77
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Loans and advances - Credit institutions | More than five years
ASSETS
Financial assets held for trading	0	0			0
Financial assets designated at fair value through profit or loss	959	1,695			236
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Loans and advances - Customers
ASSETS
Financial assets held for trading	355	202	[1]		8,815
Financial assets designated at fair value through profit or loss	30,761	21,915	[1]		20,475
Non-trading financial assets mandatorily at fair value through profit or loss	386	1,881	[1]
Loans and advances - Customers | 1 month
ASSETS
Financial assets held for trading	4	0			1,652
Financial assets designated at fair value through profit or loss	8,723	5,196			2,638
Non-trading financial assets mandatorily at fair value through profit or loss	272	1,337
Loans and advances - Customers | 1 to 3 months
ASSETS
Financial assets held for trading	0	0			2,489
Financial assets designated at fair value through profit or loss	3,482	3,474			2,345
Non-trading financial assets mandatorily at fair value through profit or loss	0	326
Loans and advances - Customers | 3 to 12 months
ASSETS
Financial assets held for trading	0	0			4,631
Financial assets designated at fair value through profit or loss	5,987	1,961			3,999
Non-trading financial assets mandatorily at fair value through profit or loss	4	17
Loans and advances - Customers | 1 to 3 years
ASSETS
Financial assets held for trading	0	0			0
Financial assets designated at fair value through profit or loss	3,508	3,161			2,703
Non-trading financial assets mandatorily at fair value through profit or loss	0	125
Loans and advances - Customers | 3 to 5 years
ASSETS
Financial assets held for trading	17	0			6
Financial assets designated at fair value through profit or loss	3,488	3,138			3,266
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Loans and advances - Customers | More than five years
ASSETS
Financial assets held for trading	334	202			37
Financial assets designated at fair value through profit or loss	5,573	4,985			€ 5,524
Non-trading financial assets mandatorily at fair value through profit or loss	€ 110	€ 76

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).